Fair Value of Financial Assets and Liabilities - Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 17, 2020	Dec. 31, 2019
Liabilities	$ 3,782	$ 3,782	$ 0
Fair Value, Measurements, Recurring
Liabilities	3,782
Fair Value, Measurements, Recurring | Earnout Liability
Liabilities	3,782
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Liabilities	3,782
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Earnout Liability
Liabilities	$ 3,782